Equity Linked Securities, lower strike call option and upper strike warrant - Lower strike call option inputs (Details) - Lower strike call option	12 Months Ended
Dec. 31, 2025
Other investments
Discount rate	7.40%
Risk-free interest rate	3.80%
Expected volatility	56.00%